Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During the last fiscal year, neither the board of directors nor the talent committee took material nonpublic information into account when determining the timing or terms of equity awards, except that if we determined that we were in possession of material nonpublic information on an anticipated grant date, the talent committee deferred the grant until a date on which we were not in possession of material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	During the last fiscal year, neither the board of directors nor the talent committee took material nonpublic information into account when determining the timing or terms of equity awards, except that if we determined that we were in possession of material nonpublic information on an anticipated grant date
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither the board of directors nor the talent committee took material nonpublic information into account when determining the timing or terms of equity awards, except that if we determined that we were in possession of material nonpublic information on an anticipated grant date, the talent committee deferred the grant until a date on which we were not in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false